INTANGIBLE ASSETS	3 Months Ended
Feb. 28, 2022
INTANGIBLE ASSETS

12.  INTANGIBLE ASSETS

	Video Game Catalogues	Platform Coding	Distribution Libraries	Total
	$	$	$	$
Cost:
At November 30, 2020	1,130,960	3,325,000	-	4,455,960
Additions - acquisition of IndieFlix (Note 3)	-	-	3,695,673	3,695,673
Impairments	(890,445)	(3,324,000)	-	(4,214,445)
At November 30, 2021 and February 28, 2022	240,515	1,000	3,695,673	3,937,188

Amortization:
At November 30, 2020	164,118	-	-	164,118
Additions	75,397	-	61,595	136,992
At November 30, 2021	239,515	-	61,595	301,110
Additions	1,000	-	92,391	93,391
At February 28, 2022	240,515	-	153,986	394,501

Net book value:
At November 30, 2021	1,000	1,000	3,634,078	3,636,078
At February 28, 2022	-	1,000	3,541,687	3,542,687

During the year ended November 30, 2020, the Company acquired platform coding for a cash payment of $3,325,000 (CAD$4,464,885) which is currently under development and not yet subject to amortization.

During the year ended November 30, 2021, the Company acquired distribution libraries valued at $3,695,673 on the acquisition of IndieFlix (Note 3).

During the year ended November 30, 2021, the Company determined that the video game catalogues and platform coding should be impaired resulting in the Company recognizing an impairment of intangible assets of $4,214,445.

Amortization of the distribution libraries is included in cost of sales.